Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	During 2025, we did not grant any stock options or similar awards as part of our equity compensation program. Our 2025 equity compensation program consisted of a mix of 50% DSU or RSU awards and 50% PSU awards for our executives and certain other employees, 100% RSU awards for our other employees, and 100% DSU or RSU awards for our non-employee directors. With respect to the timing of equity awards, we typically grant all equity awards on the 15th day of the month following corporate approval of the awards. If we decide to grant stock options or similar awards in the future, we intend not to grant them in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates.
Award Timing MNPI Considered [Flag]	false